Investment Properties	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Investment Properties
12.	Investment Properties
Changes in investment properties for the years ended December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	2020
	Land		Buildings		Construction- in-progress		Total
Acquisition cost	￦	555,164	￦	1,323,518	￦	1,902	￦	1,880,584
Less: Accumulated depreciation		(1,568)		(491,586)		—		(493,154)

Beginning, net	￦	553,596	￦	831,932	￦	1,902	￦	1,387,430
Acquisition		11,723		7,096		34,243		53,062
Disposal and termination		(1,536)		(243)		—		(1,779)
Depreciation		—		(64,531)		—		(64,531)
Transfer from(to) property and equipment		(6,792)		8,848		—		2,056
Transfer and others		(18,656)		469		10,402		(7,785)

Ending, net	￦	538,335	￦	783,571	￦	46,547	￦	1,368,453

Acquisition cost	￦	539,903	￦	1,341,326	￦	46,547	￦	1,927,776
Less: Accumulated depreciation		(1,568)		(557,755)		—		(559,323)

(In millions of Korean won)	2021
	Land		Buildings		Construction- in-progress		Total
Acquisition cost	￦	539,903	￦	1,341,326	￦	46,547	￦	1,927,776
Less: Accumulated depreciation		(1,568)		(557,755)		—		(559,323)

Beginning, net	￦	538,335	￦	783,571	￦	46,547	￦	1,368,453
Acquisition		171,872		42,151		56,351		270,374
Disposal and termination		(17,133)		(4,862)		—		(21,995)
Depreciation		—		(47,754)		—		(47,754)
Transfer from(to) property and equipment		59,848		73,096		—		132,944
Changes in scope of consolidation		5,262		1,779		—		7,041
Transfer and others		55,579		(7,891)		(36,097)		11,591

Ending, net	￦	813,763	￦	840,090	￦	66,801	￦	1,720,654

Acquisition cost	￦	815,331	￦	1,424,066	￦	66,801	￦	2,306,198
Less: Accumulated depreciation		(1,568)		(583,976)		—		(585,544)
The fair value of investment properties is
￦
4,263,381 million as at December 31, 2021 (December 31, 2020:
￦
2,645,482 million). The fair value of investment properties is estimated based on the expected cash flow.
Rental income from investment properties is
￦
185,877 million (2020:
￦
203,763 million
), for the year ended December 31, 2021
and direct operating expenses (including repairs and maintenance) arising from investment properties that generated rental income during the period are recognized as operating expenses.
As at December 31, 2021, the Group (Lessor) has entered into a non-cancellable
operating lease contract relating to real estate lease. The future minimum lease fee under this contract is
￦
 63,509 million for one year or less,
￦
130,745 million more than one year and less than five years,
~~W~~
83,589 million over five years, and
￦
277,843 million in total.
Details of investment properties provided as collateral as at December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	December 31, 2020
	Carrying amount		Secured amount		Related account	Related amount
Land and Buildings	￦	790,414	￦	62,968	Deposits	￦	56,247
Land and Buildings	￦	2,861	￦	3,434	Borrowings	￦	2,928

(In millions of Korean won)	December 31, 2021
	Carrying amount		Secured amount		Related account	Related amount
Land and Buildings	￦	828,103	￦	72,910	Deposits	￦	63,012
Land and Buildings	￦	2,883	￦	3,688	Borrowings	￦	2,728